Expense Example {- Fidelity Freedom Blend 2030 Fund} - 03.31 Fidelity Freedom Blend Funds - Retail Combo Pro-06 - Fidelity Freedom Blend 2030 Fund - Fidelity Freedom Blend 2030 Fund- Retail	Aug. 03, 2022 USD ($)
Expense Example:
1 year	$ 47
3 years	148
5 years	258
10 years	$ 579